RECOVERABLE AMOUNT OF LONG-TERM ASSETS- General (Details)	Dec. 31, 2025	Dec. 31, 2024
Minimum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		6.73%
Maximum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	9.02%
Regular Tax Regime
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate with the SUDAM/SUDENE tax benefit	5.36%	5.75%
SUDAM/SUDENE Tax Benefit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate without the SUDAM/SUDENE tax benefit	6.54%	6.50%
Presumed‑Profit Regime
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate without the SUDAM/SUDENE tax benefit	7.50%	7.11%